Acquisitions and Divestitures (Notes)	6 Months Ended
Jun. 30, 2016
Acquisitions and Divestitures [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions and Divestitures

Acquisitions

In the fourth quarter of 2015, the Company announced its intention to acquire all 29.8 Wincor Nixdorf ordinary shares outstanding (33.1 total Wincor Nixdorf ordinary shares issued inclusive of 3.3 treasury shares) through a voluntary tender offer for €38.98 in cash and 0.434 common shares of the Company per Wincor Nixdorf ordinary share outstanding. The Company considered a number of factors in connection with its evaluation of the proposed transaction, including significant strategic opportunities and potential synergies, as generally supporting its decision to enter into the business combination agreement with Wincor Nixdorf. As of March 29, 2016, the Company confirmed that it received 68.9 percent of total Wincor Nixdorf ordinary shares issued inclusive of treasury shares (76.5 percent of all Wincor Nixdorf ordinary shares outstanding) for purposes of satisfying the minimum tender condition of the offer. On April 15, 2016, the Company announced the final results of the offer that 22.9 Wincor Nixdorf ordinary shares had been tendered by the end of the statutory additional acceptance period on April 12, 2016, which (together with 0.2 voting proxies held by the Company) represented 69.9 percent of total Wincor Nixdorf ordinary shares issued inclusive of treasury shares (77.5 percent of all Wincor Nixdorf ordinary shares outstanding). The closing of the offer remains subject to antitrust approval in Poland, the last country in which antitrust clearance is required as a closing condition, and is on target to close in the summer of 2016. The Company intends to finance the cash portion of the offer consideration as well as any Wincor Nixdorf debt outstanding with funds available under the Company’s Credit Agreement and proceeds from the issuance and sale of the 2016 Senior Notes, which are required to be redeemed in the event that the offer has not closed by November 21, 2016 (refer to note 11). The Company is incurring interest expense as well as certain costs and fees, some of which will be payable even in the event the Acquisition is terminated or expires. Wincor Nixdorf has a fiscal year end of September 30 and is reported using International Financial Reporting Standards (IFRS) as issued by the European Union (EU). For the fiscal year ended September 30, 2015, Wincor Nixdorf recorded net sales of €2,427.0.

In the first quarter of 2015, the Company acquired 100 percent of the equity interests of Phoenix for a total purchase price of $72.9, including $12.6 of deferred cash payment payable over the next three years. Acquiring Phoenix, a leading developer of innovative multi-vendor software solutions for ATMs and a host of other FSS applications, was a foundational move to accelerate the Company’s growth in the fast-growing managed services and branch automation spaces. The results of operations for Phoenix are primarily included in the NA reportable operating segment within the Company's condensed consolidated financial statements from the date of the acquisition.

Divestitures

On October 25, 2015, the Company entered into a definitive asset purchase agreement with a wholly owned subsidiary of Securitas AB (Securitas Electronic Security) to divest its NA electronic security business located in the United States and Canada for an aggregate purchase price of $350.0 in cash, 10.0 percent of which was contingent based on the successful transition of certain customer relationships. The Company received the full payment of $35.0 in the first quarter of 2016 as all contingencies for this payment were achieved. For the NA electronic security business to continue its growth, it would have required resources and investment that the Company was not committed to make given its focus on the self-service market. The closing of the NA electronic security divestiture occurred on February 1, 2016 and the Company recorded a gain on sale, net of tax, of $0.5 and $149.6 for the three and six months ended June 30, 2016. The closing purchase price is subject to a customary working capital adjustment, which is expected to be finalized in the third quarter of 2016. The purchase agreement provides for customary representations, warranties, covenants and agreements.

The Company also agreed to provide certain transition services to Securitas Electronic Security after the closing, including providing Securitas Electronic Security a $6.0 credit for such services, of which $5.0 relates to a quarterly payment to Securitas Electronic Security and $1.0 is a credit against payments due from Securitas Electronic Security. During the three and six months ended June 30, 2016, $1.2 and $2.5, respectively, were paid as part of the quarterly payments and for the three and six months ended June 30, 2016, respectively, was used against amounts owed by Securitas Electronic Security and $0.7 and $1.0, respectively, was used against amounts owed by Securitas Electronic Security.

The operating results for the NA electronic security business were previously included in the Company's NA segment and have been reclassified to discontinued operations for all of the periods presented. The assets and liabilities of this business were classified as held for sale in the Company's condensed consolidated balance sheet as of December 31, 2015. Cash flows provided or used by the NA electronic security business are presented as cash flows from discontinued operations for all of the periods presented. The operating results, assets and liabilities and cash flows from discontinued operations are no longer included in the financial statements of the Company from February 1, 2016.

The following summarizes select financial information included in income from discontinued operations, net of tax:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Net sales
Services	$—	$57.2	$16.3	$109.6
Products	—	31.6	8.5	59.9
	—	88.8	24.8	169.5
Cost of sales
Services	—	46.5	15.1	89.5
Products	—	25.6	6.9	47.3
	—	72.1	22.0	136.8
Gross profit	—	16.7	2.8	32.7
Selling and administrative expense	—	10.0	4.8	19.4
Income (loss) from discontinued operations before taxes	—	6.7	(2.0)	13.3
Income tax expense (benefit)	—	2.5	(0.7)	4.6
	—	4.2	(1.3)	8.7

Gain on sale of discontinued operations before taxes	—	—	243.3	—
Income tax (benefit) expense	(0.5)	—	93.7	—
Gain on sale of discontinued operations, net of tax	0.5	—	149.6	—
Income from discontinued operations, net of tax	$0.5	$4.2	$148.3	$8.7

The following summarizes the assets and liabilities classified as held for sale in the condensed consolidated balance sheet:

December 31, 2015
ASSETS
Cash and cash equivalents	$(1.5)
Trade receivables, less allowances for doubtful accounts of $4.0	75.6
Inventories	29.1
Prepaid expenses	0.9
Other current assets	5.0
Total current assets	109.1
Property, plant and equipment, net	5.2
Goodwill	33.9
Current assets held for sale	$148.2

LIABILITIES
Accounts payable	$24.8
Deferred revenue	13.3
Payroll and other benefits liabilities	6.6
Other current liabilities	4.7
Current liabilities held for sale	$49.4

As of December 31, 2015 all assets and liabilities classified as held for sale were included in total current assets based on the cash conversion of these assets and liabilities during the first quarter of 2016. The cash and cash equivalents of the NA electronic security business represents outstanding checks as of December 31, 2015.

During the first quarter of 2015, the Company agreed to sell its equity interest in its Venezuela joint venture to its joint venture partner and recorded a $10.3 impairment of assets. On April 29, 2015, the Company closed the sale for the estimated fair market value and recorded a $1.0 reversal of impairment of assets based on final adjustments in the second quarter of 2015, resulting in a $9.3 impairment of assets for the six months ended June 30, 2015. During the remainder of 2015, the Company incurred an additional $0.4 related to uncollectible accounts receivable, which is included in selling and administrative expenses on the consolidated statements of operations. The Company no longer has a consolidating entity in Venezuela but will continue to operate in Venezuela on an indirect basis.

Prior to the sale, the Company's Venezuela operations consisted of a fifty-percent owned subsidiary, which was consolidated. Venezuela was measured using the U.S. dollar as its functional currency because its economy is considered highly inflationary. On February 10, 2015, the Venezuela government introduced a new foreign currency exchange platform called the Marginal Currency System, or SIMADI, which replaced the SICAD 2 mechanism, yielding another significant increase in the exchange rate. As of March 31, 2015, management determined it was unlikely that the Company would be able to convert bolivars under a currency exchange other than SIMADI and remeasured its Venezuela balance sheet using the SIMADI rate of 192.95 compared to the previous SICAD 2 rate of 50.86, which resulted in a loss of $7.5 recorded within foreign exchange loss, net in the condensed consolidated statements of operations in the first quarter of 2015.